Deferred Revenue - Additional Information (Detail) (Separately Priced Service Contracts, USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Separately Priced Service Contracts
Deferred Revenue [Line Items]
Deferred Costs	$ 1.7